Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents
Short-term bank deposits with initial terms within three months	¥ 780,197		¥ 337,855
Cash at bank	4,586,942		5,255,637
Cash and cash equivalents	¥ 5,367,139	$ 767,491	¥ 5,593,492	¥ 2,390,298